OTHER LIABILITIES (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Debt obligations, ending	$ 508	$ 615
Accretion	44	56
Additions	105	26
Repayments	(252)	(467)
Liability adjustment gain	(4)	(2)
Debt obligations, beginning	615		$ 1,002
Loan Liabilities
Statement [Line Items]
Debt obligations, ending	56	33
Accretion	0	0
Additions	34	0
Repayments	(11)	(230)
Liability adjustment gain	0	0
Debt obligations, beginning	33		263
Lease Liabilities [Member]
Statement [Line Items]
Debt obligations, ending	452	582
Accretion	44	56
Additions	71	26
Repayments	(241)	(237)
Liability adjustment gain	(4)	$ (2)
Debt obligations, beginning	$ 582		$ 739